Note Borrowings (Federal funds purchased and repurchase Agreements) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 390,921	$ 479,425
Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 390,921	$ 479,425
Repurchase liability weighted average interest rate	1.66%	0.98%
US Treasury Securities | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 279,373	$ 52,519
Repurchase liability weighted average interest rate	1.75%	1.14%
US Treasury Securities | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 148,516	$ 32,700
Repurchase liability weighted average interest rate	1.70%	0.85%
US Treasury Securities | After 30 to 90 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 87,357	$ 0
Repurchase liability weighted average interest rate	1.70%	0.00%
US Treasury Securities | After 90 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 43,500	$ 19,819
Repurchase liability weighted average interest rate	2.00%	1.61%
Obligations of U.S. Government sponsored entities | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 66,056	$ 263,399
Repurchase liability weighted average interest rate	1.64%	0.96%
Obligations of U.S. Government sponsored entities | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 30,656	$ 95,720
Repurchase liability weighted average interest rate	1.77%	1.00%
Obligations of U.S. Government sponsored entities | After 30 to 90 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 19,463	$ 142,299
Repurchase liability weighted average interest rate	1.48%	0.91%
Obligations of U.S. Government sponsored entities | After 90 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 15,937	$ 25,380
Repurchase liability weighted average interest rate	1.60%	1.08%
Mortgage Backed Securities | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 31,383	$ 152,220
Repurchase liability weighted average interest rate	1.51%	1.02%
Mortgage Backed Securities | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 31,383	$ 39,108
Repurchase liability weighted average interest rate	1.51%	1.05%
Mortgage Backed Securities | After 30 to 90 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 0	$ 58,552
Repurchase liability weighted average interest rate	0.00%	0.94%
Mortgage Backed Securities | After 90 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 0	$ 54,560
Repurchase liability weighted average interest rate	0.00%	1.09%
Collateralized Mortgage Obligations | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 14,109	$ 11,287
Repurchase liability weighted average interest rate	0.28%	0.28%
Collateralized Mortgage Obligations | Within 30 days | Secured Debt
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase liability	$ 14,109	$ 11,287
Repurchase liability weighted average interest rate	0.28%	0.28%